Derivative liability (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Derivative liability
Balance, beginning			$ 4,752,875	$ 3,655,690	$ 3,655,690
Warrants issued			0		8,935,289
Warrants exercised			(607,133)		(131,053)
Changes in fair value of derivative liability	$ (2,107,474)	$ (1,919,072)	3,412,917	$ (4,945,126)	(7,707,051)
Balance, ending	$ 7,558,659		$ 7,558,659		$ 4,752,875